Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Timber Point Global Allocations Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Timber Point Global Allocations Fund
Class Name	Institutional Class shares
Trading Symbol	CGHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the Timber Point Global Allocations Fund (the “Global Fund”) for the six months ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Global Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at www.timberpointcapital.com. You can also request this information without charge by contacting the Global Fund at (877) 244-6235.
Material Fund Change Notice [Text Block]	This report describes material changes to the Global Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	www.timberpointcapital.com
Expenses [Text Block]

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$78	1.61%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.61%
Performance Past Does Not Indicate Future [Text]	The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Average Annual Return [Table Text Block]

How has the Fund performed during the past 10 years?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class Shares	(3.73)%	3.67%	1.59%
Bloomberg Global Aggregate Bond/MSCI ACWI Net Total Return USD 50/50 Index Blend	8.16%	8.15%	5.43%
S&P 500® Total Return Index (“S&P 500”)	8.25%	18.58%	12.49%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 19,973,392
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 42,438
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$19,973,392	Investment Advisory Fees Paid	$42,438
Number of Portfolio Holdings	41	Portfolio Turnover Rate	89%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Equity Funds	61.21%	Cash and Cash Equivalents	2.13%
Debt Funds	11.35%	Consumer, Non-Cyclical	1.28%
Asset Allocation Fund	8.81%	Technology	0.85%
Financials	6.32%	Consumer, Cyclical	0.38%
Communications	4.70%	Asset-backed and Mortgage-backed securities	0.01%
Alternative Funds	2.96%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Timber Point Alternative Income Fund	8.69%	Direxion Daily FTSE Europe Bull 3X Shares	4.68%
SPDR S&P 500 ETF Trust	8.54%	Alibaba Group Holding Ltd.	4.63%
Direxion Daily S&P 500 Bull 3X Shares	4.92%	iShares Core MSCI Europe ETF	4.52%
iShares 7-10 Year Treasury Bond ETF	4.77%	iShares China Large-Cap ETF	4.49%
iShares Core S&P Small-Cap ETF	4.71%	Invesco S&P 500 Equal Weight ETF	4.34%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 22, 2024, the Global Fund added the Bloomberg Global Aggregate Bond/MSCI ACWI Net Total Return USD 50/50 Index Blend as a new benchmark. Timber Point Capital Management, LLC, the Global Fund’s investment adviser, believes it is more representative of the Global Fund’s directional, global, multi-asset strategy approach which incorporates global equities, debt, commodities, currencies and market hedging tools in its portfolio construction.

Timber Point Alternative Income Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Timber Point Alternative Income Fund
Class Name	Institutional Class shares
Trading Symbol	AIIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the Timber Point Alternative Income Fund (the “Income Fund”) for the six months ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Income Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at www.timberpointcapital.com. You can also request this information without charge by contacting the Income Fund at (877) 244-6235.
Material Fund Change Notice [Text Block]	This report describes material changes to the Income Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	www.timberpointcapital.com
Expenses [Text Block]

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$91	1.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.82%
Performance Past Does Not Indicate Future [Text]	The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. Index returns do not include expenses, which are deducted from Fund returns
Average Annual Return [Table Text Block]

How has the Fund performed during the past 10 years?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	4.02%	3.06%	0.84%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Bloomberg Global Aggregate Bond Index	3.05%	(1.38)%	0.61%
HFRX Absolute Return Index	3.49%	4.04%	2.27%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 23,533,357
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 73,331
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$23,533,357	Investment Advisory Fees Paid	$73,331
Number of Portfolio Holdings	30	Portfolio Turnover Rate	34%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Debt Funds	82.15%	Cash and Cash Equivalents	2.19%
Equity Funds	9.52%	Alternative Fund	1.68%
Financials	4.42%	Asset-backed and Mortgage-backed securities	0.04%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
SPDR Doubleline Total Return Tactical ETF	15.41%	SPDR Portfolio Long Term Treasury ETF	4.63%
SPDR Portfolio Aggregate Bond ETF	13.02%	Vanguard Short-Term Corporate Bond ETF	4.36%
SPDR Bloomberg Short Term High Yield Bond ETF	12.29%	iShares 7-10 Year Treasury Bond ETF	4.05%
SPDR Portfolio Corporate Bond ETF	7.40%	iShares Core U.S. Aggregate Bond ETF	3.99%
SPDR Bloomberg High Yield Bond ETF	7.09%	iShares 1-3 Year Treasury Bond ETF	3.52%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 30, 2025, the Income Fund changed its primary benchmark from the Bloomberg Global Aggregate Bond Index to the Bloomberg U.S. Aggregate Bond Index. The reason behind the benchmark change is that the Fund’s clientele are exclusively U.S. clients who use the Income Fund as a diversification tool relative to their traditional, high quality fixed income investments.  The index which best represents that universe of traditional fixed income is the Bloomberg U.S. Aggregate Bond Index.